Capital Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Capital Stock	Capital StockThe authorized capital stock of Teekay Tankers Ltd. at December 31, 2021 was 100.0 million shares of Preferred Stock (December 31, 2020 - 100.0 million shares of Preferred Stock), with a par value of $0.01 per share (2020 - $0.01 per share), 485.0 million shares of Class A common stock (December 31, 2020 - 485.0 million shares of Class A common stock), with a par value of $0.01 per share (December 31, 2020 - $0.01 per share), and 100.0 million shares of Class B common stock (December 31, 2020 - 100.0 million shares of Class B common stock), with a par value of $0.01 per share (December 31, 2020 - $0.01 per share). The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2021, the Company had 29.2 million shares of Class A common stock (December 31, 2020 – 29.1 million), 4.6 million shares of Class B common stock (December 31, 2020 – 4.6 million) and no shares of Preferred Stock (December 31, 2020 – nil) issued and outstanding.
In November 2019, the Company eliminated its previous dividend policy, based on which quarterly dividends were expected to range from 30% to 50% of the Company's quarterly adjusted net income, subject to reserves its Board of Directors may have determined necessary for the prudent operations of the Company. Commencing November 2019, dividend payments are subject to the discretion of the Company's Board of Directors, and the policy remains subject to change. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the Board of Directors declares from time to time out of funds legally available for dividends.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
Stock-based Compensation
As at December 31, 2021, the Company had reserved under its 2007 Long-Term Incentive Plan a total of 1,250,000 shares of Class A common stock for issuance pursuant to awards granted under the plan (December 31, 2020 – 1,250,000 Class A common stock). For the year ended December 31, 2021, a total of 16.8 thousand shares (2020 – 13.1 thousand shares; 2019 – 19.9 thousand shares) of Class A common stock were granted to the Company’s non-management directors as part of their annual compensation, of which 9.6 thousand shares (2020 – 13.1 thousand shares; 2019 – 19.9 thousand shares) were issued. The compensation relating to the granting of such stock has been included in general and administrative expenses in the amounts of $0.3 million, $0.2 million, and $0.2 million for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company also grants options and restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to certain eligible officers, employees and non-management directors of the Company or Teekay subsidiaries that provide services to the Company. The number of options and restricted stock units information included in these consolidated financial statements has been retroactively adjusted for the November 2019 reverse stock split (see note 1). The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of (loss) income.

During 2021 and 2020, no stock options were granted by the Company. During 2019, the Company granted 58.8 thousand stock options with an exercise price of $8.00 per share to the Company’s non-management directors. These stock options have a ten-year term and vest immediately. During 2019, the Company also granted 218.2 thousand stock options with an exercise price of $8.00 per share to the officers and employees of the Company and to certain employees of Teekay subsidiaries that provide services to the Company. Each stock option granted has a ten-year term and vests equally over three years from the grant date.

The weighted-average fair value of the stock options granted during 2019 was $2.79 per option, estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 48.7%; expected life of five years; dividend yield of 3.0%; and risk-free interest rate of 2.4%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility as calculated using historical data during the five years prior to the grant date.

A summary of the Company’s stock option information for the years ended December 31, 2021, 2020, and 2019 is as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	579,913	14.32	605,594	14.16	359,496	18.45
Granted	—	—	—	—	277,066	8.00
Exercised	(5,080)	8.71	(25,681)	10.47	(30,968)	8.96
Forfeited / expired	(3,028)	15.73	—	—	—	—
Outstanding - end of year	571,805	14.36	579,913	14.32	605,594	14.16

Exercisable - end of year	500,073	15.27	404,716	16.92	309,609	19.12
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2021, 2020 and 2019 is as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	175,197	8.30	295,984	8.96	134,809	13.30
Granted	—	—	—	—	218,223	8.00
Vested	(100,437)	8.29	(120,787)	9.93	(57,048)	15.54
Forfeited / expired	(3,028)	15.73	—	—	—	—
Outstanding non-vested stock options - end of year	71,732	8.00	175,197	8.30	295,984	8.96

As of December 31, 2021, there was $38.2 thousand (December 31, 2020 - $0.3 million; December 31, 2019 - $0.5 million) of total unrecognized compensation cost related to non-vested stock options granted. During the year ended December 31, 2021, the Company recognized $0.2 million (2020 - $0.3 million; 2019 - $0.4 million) of expenses related to the stock options granted to the officers of the Company and to certain employees of Teekay subsidiaries that provide services to the Company.

As at December 31, 2021, the intrinsic value of the outstanding in-the-money stock options was $0.9 million (December 31, 2020 - $0.9 million; December 31, 2019 - $7.2 million) and the intrinsic value of the exercisable stock options was $0.6 million (December 31, 2020 - $0.4 million; December 31, 2019 - $2.3 million). As at December 31, 2021, the weighted-average remaining life of options vested and expected to vest was 5.9 years (December 31, 2020 - 7.0 years; December 31, 2019 - 8.0 years) and the weighted-average remaining life of the exercisable stock options was 5.8 years (December 31, 2020 - 6.5 years; December 31, 2019 - 7.1 years).

During 2021, the Company granted 0.1 million (2020 - 0.2 million; 2019 - 0.1 million) restricted stock units to the officers and employees of the Company and to certain employees of Teekay subsidiaries that provide services to the Company, with an aggregate fair value of $1.7 million (2020 - $3.1 million; 2019 - $0.8 million). Each restricted stock unit is equal in value to one share of the Company’s common shares plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement and, in that case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common shares.

For the year ended December 31, 2021, the Company recorded an expense of $1.6 million (2020 - $1.4 million; 2019 - $0.8 million) related to the restricted stock units in general and administrative expenses. During the year ended December 31, 2021, 56.0 thousand restricted stock units (2020 - 78.3 thousand; 2019 - 53.8 thousand) with a market value of $0.8 million (2020 - $1.3 million; 2019 - $0.5 million) vested and that amount, net of withholding taxes, was paid to the grantees by issuing 35.7 thousand shares (2020 - 44.8 thousand shares; 2019 - 34.1 thousand shares) of Class A common stock.